Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends and interest from investments and notes receivable from participants	$ 244,714
Net appreciation in fair value of investments	10,487,863
Total investment income	10,732,577
Contributions:
Employer	1,217,244
Participants	2,278,229
Rollover	4,072,214
Total contributions	7,567,687
Total additions	18,300,264
Deductions from net assets attributed to:
Benefits paid to participants	5,729,172
Administrative fees	10,934
Total deductions	5,740,106
Net increase in net assets available for benefits	12,560,158
Net assets available for benefits
Beginning of year	49,209,644
End of year	$ 61,769,802